Earnings/(Loss) per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Earnings Per Share [Abstract]
Profit (loss) from continuing operations	$ 3,739	$ 94	$ (36)	$ (32)	$ 137
Gain on disposal	(33)	0	0	0	0
Profit (loss) available to stockholders	3,706	94	(36)	(32)	137
Effect of dilution (interest on convertible bond)	0	2	0	0	3
Diluted profit available to stockholders	$ 3,706	$ 96	$ (36)	$ (32)	$ 140
Basic earnings per share:
Weighted average number of shares (in shares)	100	80	50	50	65
Diluted earnings per share:
Effect on dilution (in shares)	0	3	0	0	3
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	100	83	50	50	68
Basic (loss)/earnings per share from continuing operations (in USD per share)	$ 37.25	$ 1.18	$ (0.72)	$ (0.64)	$ 2.11
Diluted (loss)/earnings per share from continuing operations (in USD per share)	37.25	1.16	(0.72)	(0.64)	2.07
Basic (loss)/earnings per share (in USD per share)	36.92	1.18	(0.72)	(0.64)	2.11
Diluted (loss)/earnings per share (in USD per share)	$ 36.92	$ 1.16	$ (0.72)	$ (0.64)	$ 2.07